Label	Element	Value
Amount of reclassifications or changes in presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	£ (2,150,000,000)
Total share capital and share premium [member]
Amount of reclassifications or changes in presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0	[1]
Equity attributable to owners of parent [member]
Amount of reclassifications or changes in presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	(2,150,000,000)
Other reserves [member]
Amount of reclassifications or changes in presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	(136,000,000)	[1]
Other equity interest [member]
Amount of reclassifications or changes in presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0	[1]
Non-controlling interests [member]
Amount of reclassifications or changes in presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0	[2]
Retained earnings [member]
Amount of reclassifications or changes in presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	£ (2,014,000,000)

[1]	Details of share capital, other equity instruments and other reserves are shown on pages 33 to 34
[2]	Details of non-controlling interests are shown on page 23